Financial Risks - Summary of Breakdown of RMBS Available-for-sale (AFS) Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total fair value	€ 139,711	€ 159,510
Available for sale - residential mortgage-backed securities by quality [member]
Disclosure of financial assets [line items]
Total fair value	2,985	3,494
Available for sale - residential mortgage-backed securities by quality [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total fair value	1,298	1,271
Available for sale - residential mortgage-backed securities by quality [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total fair value	136	194
Available for sale - residential mortgage-backed securities by quality [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total fair value	437	572
Available for sale - residential mortgage-backed securities by quality [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total fair value	584	712
Available for sale - residential mortgage-backed securities by quality [member] | Other housing [member]
Disclosure of financial assets [line items]
Total fair value	530	745
Available for sale - residential mortgage-backed securities by quality [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total fair value	166	237
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member]
Disclosure of financial assets [line items]
Total amortized cost	1,025	771
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	1,025	771
Available for sale - residential mortgage-backed securities by quality [member] | AA [member]
Disclosure of financial assets [line items]
Total amortized cost	312	589
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	270	500
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost		1
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	33	39
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	9	50
Available for sale - residential mortgage-backed securities by quality [member] | A [member]
Disclosure of financial assets [line items]
Total amortized cost	37	98
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost		1
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	20	27
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	17	71
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	24	43
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	43	65
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	5	11
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	8	11
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost		1
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	30	43
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	5	8
Available for sale - residential mortgage-backed securities by quality [member] | BB [member]
Disclosure of financial assets [line items]
Total amortized cost	1,300	1,771
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	124	170
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	277	403
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	502	679
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	397	519
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	146	203
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member]
Disclosure of financial assets [line items]
Total amortized cost	2,717	3,295
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	1,295	1,272
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	130	182
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	337	479
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	502	679
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	453	683
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	€ 175	€ 254